Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Financial Assets:
Cash and cash equivalents		₨ 377,671.7	$ 5,700.7	₨ 341,124.3	$ 5,149.0	₨ 370,835.2	₨ 218,740.2
Term placements		148,899.8	2,247.5	169,989.5
Investments held for trading		71,860.9	1,084.7	61,292.8
Investments available for sale	[1]	1,877,975.6	28,346.8	1,503,708.4
Securities purchased under agreements to resell		1,019.9	15.4	1,592.6
Loans		4,935,474.3	74,497.7	3,896,115.0
Accrued interest receivable		58,276.4	879.6	45,705.0
Other assets		132,220.5	1,995.8	109,722.4
Financial Liabilities:
Interest-bearing deposits		4,575,414.5	69,062.9	3,768,678.8
Non-interest-bearing deposits		882,445.8	13,319.9	733,032.0
Securities sold under repurchase agreements		306,060.0	4,619.8	50,000.0
Short-term borrowings		253,562.4	3,827.4	214,191.9
Accrued interest payable		41,184.3	621.6	32,689.5
Long-term debt		522,313.5	7,884.0	457,934.4
Accrued expenses and other liabilities		229,628.0	3,466.1	200,563.5
Financial Assets:
Cash and cash equivalents		377,671.7	5,700.7	341,124.3
Term placements		148,799.4	2,246.0	169,990.7
Investments held for trading		71,860.9	1,084.7	61,292.8
Investments available for sale	[1]	1,877,975.6	28,346.8	1,503,708.4
Securities purchased under agreements to resell		1,019.9	15.4	1,592.6
Loans		4,964,357.4	74,933.7	3,917,070.5
Accrued interest receivable		58,276.4	879.6	45,705.0
Other assets		130,716.0	1,973.1	108,346.3
Financial Liabilities:
Securities sold under repurchase agreements		306,060.0	4,619.8	50,000.0
Short-term borrowings		251,572.8	3,797.3	214,448.4
Accrued interest payable		41,184.3	621.6	32,689.5
Long-term debt		587,196.0	8,863.3	466,351.5
Accrued expenses and other liabilities		229,628.0	3,466.1	200,563.5
Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	1,877,975.6	28,346.8	1,503,708.4
Financial Assets:
Investments available for sale	[1]	1,877,975.6	28,346.8	1,503,708.4
Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		4,607,536.5	69,547.7	3,766,754.6
Non-interest-bearing deposits
Financial Liabilities:
Deposits		882,445.8	$ 13,319.9	733,032.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading		4,850.7		0.0
Financial Assets:
Cash and cash equivalents		377,671.7		341,124.3
Term placements		0.0		0.0
Investments held for trading		4,850.7		0.0
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	44,045.7		105,008.8
Financial Assets:
Investments available for sale	[1]	44,045.7		105,008.8
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading		67,010.2		61,292.8
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		148,799.4		169,990.7
Investments held for trading		67,010.2		61,292.8
Securities purchased under agreements to resell		1,019.9		1,592.6
Loans		1,489,193.0		1,190,272.3
Accrued interest receivable		58,276.4		45,705.0
Other assets		130,716.0		108,346.3
Financial Liabilities:
Securities sold under repurchase agreements		306,060.0		50,000.0
Short-term borrowings		251,572.8		214,448.4
Accrued interest payable		41,184.3		32,689.5
Long-term debt		587,196.0		466,351.5
Accrued expenses and other liabilities		229,628.0		200,563.5
Fair Value Measurements Using Significant other observable inputs (Level 2) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	1,816,921.8		1,382,450.2
Financial Assets:
Investments available for sale	[1]	1,816,921.8		1,382,450.2
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		4,607,536.5		3,766,754.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		882,445.8		733,032.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading		0.0		0.0
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		0.0		0.0
Investments held for trading		0.0		0.0
Securities purchased under agreements to resell		0.0		0.0
Loans		3,475,164.4		2,726,798.2
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	17,008.1		16,249.4
Financial Assets:
Investments available for sale	[1]	17,008.1		16,249.4
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		₨ 0.0		₨ 0.0

[1]	excluding investments carried at cost Rs. 708.8 million (US$10.7 million) (as at March 31, 2015, Rs.704.4 million)